Vessels, Port Terminals and Other Fixed Assets, Net (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 28, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net		$ 928,423			$ 928,423			$ 950,002
Loss due to sale of vessels		$ 0	$ (5,406)		0	$ (25,861)
Proceeds from Sale of Property, Plant, and Equipment					0	$ 137,016
Land Port Murtinho [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Capitalized interest					$ 765			713
Area of land										9.0 hectares
Costs Incurred, Development Costs								1,580
Construction of six liquid barges [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Capitalized interest								1,062
Vessels, port terminals and other fixed assets, net								19,501
Construction of Two New Tanks In Liquid Port Terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net								1,843
Installation of a crane in grain port terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net								3,803
Navios Azimuth [Member]
Property, Plant and Equipment [Line Items]
Year built							2011
Vessel type							Capesize
Vessel Capacity							179,169
Vessel sale price							$ 30,000
Impairment loss							9,104
Carrying balance of dry dock and special survey costs							$ 1,950
Navios Ray [Member]
Property, Plant and Equipment [Line Items]
Year built						2012
Vessel type						Capesize
Vessel Capacity						179,515
Navios Bonavis [Member]
Property, Plant and Equipment [Line Items]
Year built						2009
Vessel type						Capesize
Vessel Capacity						180,022
Navios Ray And Navios Bonavis [Member]
Property, Plant and Equipment [Line Items]
Vessel sale price			58,000			$ 58,000
Carrying balance of dry dock and special survey costs						1,775
Loss due to sale of vessels						$ 8,753
Navios Koyo [Member]
Property, Plant and Equipment [Line Items]
Year built						2011
Vessel type						Capesize
Vessel sale price			28,500			$ 28,500
Proceeds from Sale of Property, Plant, and Equipment						8,500
Gain due to sale of vessels						$ 12,451
Navios Serenity [Member]
Property, Plant and Equipment [Line Items]
Year built						2011
Vessel type						Handysize
Vessel Capacity						34,690
Vessel sale price			$ 10,388			$ 10,388
Carrying balance of dry dock and special survey costs						11
Loss due to sale of vessels						$ 6,957
Navios Centaurus [Member]
Property, Plant and Equipment [Line Items]
Year built				2012
Vessel type				Panamax
Vessel Capacity				81,472
Navios Avior [Member]
Property, Plant and Equipment [Line Items]
Year built				2012
Vessel type				Panamax
Vessel Capacity				81,355
Navios Centaurus and Navios Avior [Member]
Property, Plant and Equipment [Line Items]
Vessel sale price				$ 39,250
Carrying balance of dry dock and special survey costs				495
Loss due to sale of vessels				13,498
Working capital adjustments				$ 5,766
Navios Astra [Member]
Property, Plant and Equipment [Line Items]
Year built	2006
Vessel type	Ultra Handymax
Vessel Capacity	53,468
Vessel sale price	$ 6,644
Seller's Credit Agreement for the Navios Logistics 2020 Fleet [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Vessels, port terminals and other fixed assets, net								$ 31,960
Description of scope									for the acquisition of three pushboats and 18 tank barges
Purchase price									$ 30,000
Acquisition date									March 22, 2021